Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Reconciliation of the federal statutory income tax rate to income tax expense expense
	September 30, 2016	June 30, 2016
Tax expense (benefit) at U.S. statutory rate	$(119,460)	$(146,889)
State income tax expense (benefit), net of federal benefit	(17,568)	(21,659)
Effect of non-deductible expenses
Other
Change in valuation allowance	137,028	168,548
	$—	$—

	June 30, 2016	June 30, 2015
Tax expense (benefit) at US. statutory rate	$(146,889)	$(79,200)
State income tax expense (benefit): net of federal benefit	$(21,659)	$(11,700)
Effect of non-deductible expenses
Other
Change in valuation allowance	$168,548	$90,900
	$—	$—

Schedule of gross amounts of deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at September 30, 2016 were as follows:

Deferred tax assets (liability), noncurrent:
Net operating loss	$528,876
Valuation allowance	(528,876)
$—

Change in valuation allowance:

Balance, June 30, 2016	$391,848
Increase in valuation allowance	137,028
Balance, September 30, 2016	528,876

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at June 30, 2016 are as follows:

Deferred tax assets (liability), noncurrent:
Net operating loss	$431,923
Valuation allowance	(431,923)
$—

Change in valuation allowance:

Balance, June 30, 2015	$223,300
Increase in valuation allowance	168,548
Balance, June 30, 2016	391,848